Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2021
Entity Registrant Name	MFS SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2022
Document Effective Date	Mar. 01, 2022
Prospectus Date	Aug. 27, 2021
MFS Municipal Limited Maturity Fund | A
Prospectus:
Trading Symbol	MTLFX
MFS Municipal Limited Maturity Fund | B
Prospectus:
Trading Symbol	MTLBX
MFS Municipal Limited Maturity Fund | C
Prospectus:
Trading Symbol	MTLCX
MFS Municipal Limited Maturity Fund | I
Prospectus:
Trading Symbol	MTLIX
MFS Municipal Limited Maturity Fund | R6
Prospectus:
Trading Symbol	MTLRX